DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2017 shares
Document Information [Abstract]
Entity Registrant Name	TERNIUM S.A..
Entity Central Index Key	0001342874
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	2,004,743,442
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes